INCOME TAXES - Reconciliation of the combined Canadian tax rate to effective rate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income before taxes	$ 12,085,000	$ 16,982,000
Combined Canadian tax rate	26.50%	26.50%
Income tax expense at combined rate	$ (3,202,000)	$ (4,500,000)
Difference in tax rates	(3,394,000)	(1,704,000)
Non-deductible amounts	(3,018,000)	(4,637,000)
Non-taxable amounts	17,334,000	13,518,000
Change in deferred tax assets not recognized	(5,257,000)	(409,000)
Change in tax rates, legislation	(151,000)	(29,000)
Prior year under provision	(8,000)	(47,000)
Other	(35,000)	(197,000)
Income tax recovery	$ 2,269,000	1,995,000
Renunciation of certain tax benefits		$ 8,000,000	$ 930,000